SUBSEQUENT EVENTS (Details)	0 Months Ended									0 Months Ended
	Jan. 02, 2015 Subsequent Event Preference Shares, Series E USD ($)	Jan. 02, 2015 EEP Subsequent Event USD ($)	Jan. 02, 2015 EEP Subsequent Event CAD	Jan. 02, 2015 EEP Subsequent Event Alberta Clipper Pipeline	Dec. 31, 2014 EEP	Dec. 31, 2013 EEP	Dec. 31, 2012 EEP	Jan. 02, 2015 EEP Subsequent Event	Jan. 01, 2015 EEP Subsequent Event	Jan. 02, 2015 EEP Subsequent Event Preference Shares, Series E USD ($)	Jan. 02, 2015 EEP Subsequent Event Preference Shares, Series E CAD	Jan. 02, 2015 EEP Subsequent Event Alberta Clipper Pipeline
Subsequent Events
Investment ownership percentage transferred				66.70%
Consideration received		$ 1,000,000,000	1,100,000,000
Equity issued										694,000,000	814,000,000
Debt repayment amount		$ 306,000,000	359,000,000
Ownership percent before transfer												33.30%
Conversion rate for Class A units	100.00%
Period for redemption at the issuers option	30 years
Liquidation price (in dollars per share)	$ 38.31
Trailing period for determination of liquidation price	5 days
Economic interest (as a percent)					33.70%	20.60%	21.80%	37.00%	33.70%